Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Contributions to ESOP	In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2024	2023

Number of shares issued	20,542	4,746

Fair value of stock contributed	$500	$125

Cash contributed	55	473

Total expense	$555	$598